Entities accounted under the equity method - Summary financial information for joint ventures by fair value (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		$ 57,638	$ 53,658	$ 54,041
Finance expense		(1,062)	(763)	(967)
Income tax		(4,319)	(4,041)	(3,832)
Profit after tax for the year		10,249	11,574	9,953
Other comprehensive income		2,896	(3,374)	319
Total comprehensive income for the year	[1]	13,145	8,200	$ 10,272
Non-current assets		106,533	83,666
Current assets		21,569	19,120
Current liabilities		(14,930)	(11,743)
Non-current liabilities		(46,148)	(33,078)
Net assets		67,024	57,965
cash and cash equivalents		8,872	8,495
Minera Escondida Ltda
Disclosure Of Joint Ventures And Associates [Line Items]
Revenue		15,273	11,413
Depreciation and amortisation		(1,497)	(1,417)
Other operating costs		(4,010)	(4,123)
Operating profit		9,766	5,873
Finance expense		(193)	(233)
Income tax		(4,463)	(2,707)
Profit after tax for the year		5,110	2,933
Other comprehensive income		0	14
Total comprehensive income for the year		5,110	2,947
Non-current assets		14,827	12,991
Current assets		4,540	3,230
Current liabilities		(2,727)	(2,351)
Non-current liabilities		(6,010)	(5,585)
Net assets		10,630	8,285
cash and cash equivalents		1,060	677
current financial liabilities		(553)	(170)
non-current financial liabilities		(3,110)	(3,333)
Dividends received from joint venture (Rio Tinto share)		$ 1,014	$ 1,035

[1]	Refer to the consolidated statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.